UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23091

Gallery Trust
(Exact name of registrant as specified in charter)
________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

Michael Beattie
C/O SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-832-4386

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.   Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Mondrian International Value Equity Fund
(Formerly, Mondrian International Equity Fund)
Mondrian Emerging Markets Value Equity Fund
(Formerly, Mondrian Emerging Markets Equity Fund)
Mondrian International Government Fixed Income Fund
Mondrian U.S. Small Cap Equity Fund
Mondrian Global Listed Infrastructure Fund
(Each, a Series of Gallery Trust)
Semi-Annual Report
April 30, 2019

Investment Adviser:
Mondrian Investment Partners Limited
Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 888-832-4386.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 888-832-4386. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or Mondrian Investment Partners Limited if you invest directly with the Funds.

Gallery Trust

TABLE OF CONTENTS
Schedules of Investments	1
Statements of Assets and Liabilities	24
Statements of Operations	26
Statements of Changes in Net Assets	31
Financial Highlights	36
Notes to Financial Statements	41
Disclosure of Fund Expenses	64
Approval of Investment Advisory Agreement	66
Fund Information	73
The Funds file their complete schedule of investments of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days of the period end. The Funds’ N-Q forms and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities will be available (i) without charge, upon request, by calling 1-888-832-4386; and (ii) on the Commission’s website at http://www.sec.gov.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus.

Gallery Trust	Mondrian International Value Equity Fund (Formerly, Mondrian International Equity Fund) April 30, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
Sector Weightings†:

† Percentages based on total investments.

COMMON STOCK — 98.6%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 1.6%
QBE Insurance Group Ltd	1,071,883	$9,770,220
Total Australia		9,770,220

CHINA — 1.7%
China Mobile Ltd	1,105,000	10,529,109
Total China		10,529,109

DENMARK — 1.8%
ISS A/S	352,756	10,970,132
Total Denmark		10,970,132

FRANCE — 6.7%
Cie de Saint-Gobain SA	441,628	18,049,894
Sanofi SA	176,830	15,368,847
Societe Generale SA	260,482	8,244,691
Total France		41,663,432

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value Equity Fund (Formerly, Mondrian International Equity Fund) April 30, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
GERMANY — 9.0%
Allianz SE	66,819	$16,098,075
Continental AG	29,892	4,940,538
Daimler AG	217,844	14,254,491
Deutsche Telekom AG	680,103	11,376,496
Evonik Industries AG	324,425	9,664,559
Total Germany		56,334,159

HONG KONG — 5.6%
CK Hutchison Holdings Ltd	1,582,000	16,616,969
Jardine Matheson Holdings Ltd	85,015	5,593,987
WH Group Ltd	10,791,000	12,792,716
Total Hong Kong		35,003,672

ITALY — 5.9%
Enel SpA	3,110,202	19,671,178
Eni SpA	1,004,106	17,138,659
Total Italy		36,809,837

JAPAN ‡ — 21.1%
Coca-Cola Bottlers Japan Holdings Inc	253,400	6,232,962
FUJIFILM Holdings Corp	325,500	15,228,669
Fujitsu Ltd	120,600	8,830,469
Honda Motor Co Ltd	568,100	15,904,793
Isuzu Motors Ltd	337,600	4,897,301
Kyocera Corp	77,200	5,020,571
Kyushu Railway Co	88,100	2,862,983
Mitsubishi Electric Corp	793,400	11,328,272
Nippon Telegraph & Telephone Corp	163,200	6,789,036
Otsuka Holdings Co Ltd	83,600	2,985,942
Secom Co Ltd	83,300	7,019,776
Sekisui Chemical Co Ltd	493,900	7,938,794
Sumitomo Electric Industries Ltd	623,800	8,301,695
Takeda Pharmaceutical Co Ltd	427,000	15,833,672

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value Equity Fund (Formerly, Mondrian International Equity Fund) April 30, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
JAPAN ‡ —continued
Tokio Marine Holdings Inc	251,052	$12,716,083
Total Japan		131,891,018

NETHERLANDS — 3.6%
Ahold Delhaize NV	175,356	4,220,754
Royal Dutch Shell PLC Class B ^	563,392	18,105,801
Total Netherlands		22,326,555

SINGAPORE — 5.4%
Ascendas Real Estate Investment Trust	3,109,400	6,858,466
Singapore Telecommunications Ltd	3,365,402	7,843,780
United Overseas Bank Ltd	933,940	19,110,029
Total Singapore		33,812,275

SPAIN — 4.7%
Banco Santander SA	3,095,505	15,663,621
Iberdrola SA	1,493,960	13,569,268
Total Spain		29,232,889

SWEDEN — 2.6%
Telia Co AB	3,846,029	16,376,851
Total Sweden		16,376,851

SWITZERLAND — 6.2%
ABB Ltd	682,716	14,050,301
Alcon AG Swiss Line *	28,079	1,617,033
Novartis AG	137,160	11,200,828
Zurich Insurance Group AG	37,498	11,956,524
Total Switzerland		38,824,686

TAIWAN — 1.5%
Taiwan Semiconductor Manufacturing Co Ltd	764,000	6,403,547
Taiwan Semiconductor Manufacturing Co Ltd ADR	61,832	2,709,478
Total Taiwan		9,113,025

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value Equity Fund (Formerly, Mondrian International Equity Fund) April 30, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED KINGDOM — 21.2%
BP PLC	1,975,713	$14,401,705
G4S PLC	3,489,507	9,837,801
GlaxoSmithKline PLC	763,615	15,667,217
John Wood Group PLC	1,325,561	8,132,753
Kingfisher PLC	3,417,961	11,771,011
Lloyds Banking Group PLC	23,722,567	19,355,575
National Grid PLC	508,877	5,548,164
SSE PLC	984,991	14,700,304
Tesco PLC	5,039,640	16,416,108
Travis Perkins PLC	275,233	5,015,689
WPP PLC	945,016	11,785,743
Total United Kingdom		132,632,070

Total Common Stock
(Cost $589,606,335)		615,289,930

PREFERRED STOCK — 0.2%

GERMANY — 0.2%
Bayerische Motoren Werke AG, 4.66%	13,304	981,856

Total Preferred Stock
(Cost $963,310)		981,856
Total Value of Securities — 98.8%
(Cost $590,569,645)		$616,271,786

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value Equity Fund (Formerly, Mondrian International Equity Fund) April 30, 2019 (Unaudited)

A list of the open forward foreign currency exchange contracts held by the Fund at April 30, 2019 is as follows:
Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation
Brown Brothers Harriman	05/07/19	USD	291,595	JPY	32,594,544	$1,187
Brown Brothers Harriman	05/08/19	USD	465,709	JPY	52,086,609	2,203
Brown Brothers Harriman	05/09/19	USD	464,255	JPY	51,904,197	2,059
						$5,449

Percentages are based on Net Assets of $624,006,272.
*	Non-income producing security.
^	Security traded on the London Stock Exchange.

ADR — American Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company
JPY — Japanese Yen
USD — United States Dollar
The following is a list of the inputs used as of April 30, 2019, in valuing the Fund’s investments carried at market value:
Investments in Securities	Level 1	Level 2 ‡	Level 3	Total
Common Stock
Australia	$9,770,220	$—	$—	$9,770,220
China	10,529,109	—	—	10,529,109
Denmark	10,970,132	—	—	10,970,132
France	41,663,432	—	—	41,663,432
Germany	56,334,159	—	—	56,334,159
Hong Kong	35,003,672	—	—	35,003,672
Italy	36,809,837	—	—	36,809,837
Japan	—	131,891,018	—	131,891,018
Netherlands	22,326,555	—	—	22,326,555
Singapore	33,812,275	—	—	33,812,275
Spain	29,232,889	—	—	29,232,889
Sweden	16,376,851	—	—	16,376,851
Switzerland	38,824,686	—	—	38,824,686
Taiwan	9,113,025	—	—	9,113,025
United Kingdom	132,632,070	—	—	132,632,070
Total Common Stock	483,398,912	131,891,018	—	615,289,930
Preferred Stock	981,856	—	—	981,856
Total Investments in Securities	$484,380,768	$131,891,018	$—	$616,271,786

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value Equity Fund (Formerly, Mondrian International Equity Fund) April 30, 2019 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$5,449	$—	$5,449
Total Other Financial Instruments	$—	$5,449	$—	$5,449

*	Forward foreign currency exchange contracts are valued at the unrealized appreciation on the instrument.
‡
All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporary illiquid securities represent 21.1% of Net Assets. Total value of these securities is $131,891,018.

Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the end of the reporting period. As of April 30, 2019, securities valued at $131,891,018 transferred from Level 1 to Level 2, primarily due to market closures that triggered the fair valuation of certain securities at the end of the period from the prior year end. For the period ended April 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities. For the period ended April 30, 2019, there were no Level 3 securities.
Amounts designated as “—” are $0 or have been rounded to $0.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund (Formerly, Mondrian Emerging Markets Equity Fund) April 30, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
Sector Weightings†:

† Percentages based on total investments.

COMMON STOCK — 97.7%
	Number of Shares	Value (U.S. $)
BRAZIL — 10.2%
CCR SA	105,100	$316,820
Embraer SA ADR	71,992	1,440,560
Hypera SA *	190,400	1,371,272
Itau Unibanco Holding SA ADR	168,161	1,454,593
Kroton Educacional SA	245,200	613,453
Suzano Papel e Celulose SA	120,200	1,253,776
Total Brazil		6,450,474

CHINA — 25.1%
Alibaba Group Holding Ltd ADR *	8,447	1,567,510
Brilliance China Automotive Holdings Ltd	508,000	558,846
China Construction Bank Corp Class H	2,651,000	2,341,861
China Medical System Holdings Ltd	783,000	693,689
China Mobile Ltd	145,500	1,386,412
China Resources Power Holdings Co Ltd	215,291	301,333
CSPC Pharmaceutical Group	458,000	882,745
Hengan International Group Co Ltd	70,500	621,440
Midea Group Co Ltd Class A	224,303	1,744,668

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund (Formerly, Mondrian Emerging Markets Equity Fund) April 30, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
CHINA —continued
Ping An Insurance Group Co of China Ltd Class H	314,000	$3,780,504
SAIC Motor Corp Ltd Class A	153,710	624,715
Tingyi Cayman Islands Holding Corp Class H	808,000	1,328,676
Total China		15,832,399

HONG KONG — 5.6%
Sands China Ltd	292,800	1,608,668
WH Group Ltd	1,620,000	1,920,508
Total Hong Kong		3,529,176

INDIA — 13.5%
Bajaj Auto Ltd	29,727	1,275,393
HCL Technologies Ltd	87,504	1,488,746
Housing Development Finance Corp Ltd	24,336	698,043
Indiabulls Housing Finance Ltd	191,486	1,914,619
Larsen & Toubro Ltd GDR	27,966	542,222
Lupin Ltd	97,597	1,223,650
Vedanta Ltd	564,028	1,353,027
Total India		8,495,700

INDONESIA — 1.6%
Bank Rakyat Indonesia Persero Tbk PT	3,301,700	1,012,521
Total Indonesia		1,012,521

MALAYSIA — 3.2%
Genting Malaysia Bhd	898,200	690,840
Malayan Banking Bhd	591,900	1,324,241
Total Malaysia		2,015,081

MEXICO — 3.8%
Fibra Uno Administracion SA de CV REIT	1,082,563	1,604,622
Grupo Financiero Banorte SAB de CV Class O	124,226	787,120
Total Mexico		2,391,742

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund (Formerly, Mondrian Emerging Markets Equity Fund) April 30, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
PERU — 1.0%
Credicorp Ltd	2,537	$601,015
Total Peru		601,015

RUSSIA — 3.2%
Gazprom PJSC ADR	256,859	1,289,432
LUKOIL PJSC ADR	8,479	724,955
Total Russia		2,014,387

SOUTH AFRICA — 5.0%
Anglo American PLC	24,224	625,888
Mondi	64,213	1,407,148
Sasol Ltd	35,365	1,173,040
Total South Africa		3,206,076

SOUTH KOREA — 13.0%
Korea Zinc Co Ltd	1,907	738,704
LG Chem Ltd	6,129	1,894,079
Samsung Electronics Co Ltd	17,587	690,292
Samsung Electronics Co Ltd GDR	2,675	2,624,850
Samsung Fire & Marine Insurance Co Ltd	1,762	458,544
Samsung SDI Co Ltd	1,551	314,011
Shinhan Financial Group Co Ltd	39,688	1,498,301
Total South Korea		8,218,781

TAIWAN — 9.8%
ASE Technology Holding Co Ltd	520,000	1,206,563
Mega Financial Holding Co Ltd	1,543,000	1,480,533
Taiwan Semiconductor Manufacturing Co Ltd ADR	79,537	3,485,311
Total Taiwan		6,172,407

THAILAND — 1.4%
Kasikornbank PCL NVDR	145,500	870,493
Total Thailand		870,493

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund (Formerly, Mondrian Emerging Markets Equity Fund) April 30, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED ARAB EMIRATES — 1.3%
First Abu Dhabi Bank PJSC	182,118	$793,294
Total United Arab Emirates		793,294

Total Common Stock
(Cost $57,539,669)		61,603,546

PREFERRED STOCK — 0.6%

SOUTH KOREA — 0.6%
Samsung Electronics Co Ltd**	12,779	406,950

Total Preferred Stock
(Cost $398,164)		406,950

EXCHANGE TRADED FUND — 0.1%

EXCHANGE TRADED FUND — 0.1%
iShares MSCI Emerging Markets ETF	963	42,305

Total Exchange Traded Fund
(Cost $40,441)		42,305
Total Value of Securities — 98.4%
(Cost $57,978,274)		$62,052,801

Percentages are based on Net Assets of $63,084,491
*	Non-income producing security.
**	There is currently no rate available.
ADR — American Depositary Receipt
ETF — Exchange Traded Fund
GDR — Global Depositary Receipt
Ltd. — Limited
MSCI — Morgan Stanley Capital International
NVDR  — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund (Formerly, Mondrian Emerging Markets Equity Fund) April 30, 2019 (Unaudited)

As of April 30, 2019, all of the Fund’s investments in securities were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended April 30, 2019, there were no transfers between Level 1 to Level 2 assets and liabilities. For the period ended April 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities. For the period ended April 30, 2019, there were no Level 3 securities.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government Fixed Income Fund April 30, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
Sector Weightings†:

† Percentages based on total investments.

GLOBAL BONDS — 92.1%
	Face Amount (Local Currency)		Value (U.S. $)
AUSTRALIA — 4.0%
Australia Government Bond
5.750%, 05/15/21	AUD	155,000	$118,930
4.750%, 04/21/27	AUD	515,000	446,139
3.250%, 04/21/25	AUD	325,000	252,106
3.000%, 03/21/47	AUD	385,000	301,726
Total Australia			1,118,901

AUSTRIA — 5.3%
Republic of Austria Government Bond
6.250%, 07/15/27	EUR	885,000	1,493,774
Total Austria			1,493,774

BELGIUM — 4.0%
Kingdom of Belgium Government Bond
1.000%, 06/22/26 (A)	EUR	950,000	1,135,744
Total Belgium			1,135,744

CANADA — 2.0%
Canadian Government Bond
5.000%, 06/01/37	CAD	224,000	244,262
1.500%, 06/01/26	CAD	200,000	147,790
0.750%, 09/01/21	CAD	224,000	164,113
Total Canada			556,165

FINLAND — 4.5%
Finland Government Bond
0.500%, 09/15/27 (A)	EUR	1,099,000	1,271,139
Total Finland			1,271,139

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government Fixed Income Fund April 30, 2019 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (U.S. $)
FRANCE — 2.6%
French Republic Government Bond OAT
1.500%, 05/25/31	EUR	300,000	$373,844
0.500%, 05/25/25	EUR	315,000	366,665
Total France			740,509

GERMANY — 4.1%
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	112,000,000	1,159,989
Total Germany			1,159,989

ITALY — 12.1%
Italy Buoni Poliennali Del Tesoro
4.750%, 09/01/44 (A)	EUR	440,000	604,777
2.950%, 09/01/38 (A)	EUR	610,000	665,095
2.000%, 02/01/28	EUR	850,000	935,601
1.450%, 05/15/25	EUR	308,000	337,411
0.050%, 04/15/21	EUR	760,000	844,917
Total Italy			3,387,801

JAPAN ‡ — 19.9%
Japan Government Five Year Bond
0.100%, 06/20/21	JPY	15,000,000	135,401
Japan Government Ten Year Bond
0.100%, 06/20/26	JPY	64,000,000	585,368
Japan Government Thirty Year Bond
2.400%, 12/20/34	JPY	118,000,000	1,417,250
Japan Government Twenty Year Bond
1.600%, 06/20/30	JPY	215,000,000	2,272,289
0.200%, 06/20/36	JPY	131,400,000	1,166,245
Total Japan			5,576,553

MALAYSIA — 2.0%
Malaysia Government Bond
4.254%, 05/31/35	MYR	900,000	217,471
4.181%, 07/15/24	MYR	1,350,000	333,265
Total Malaysia			550,736

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government Fixed Income Fund April 30, 2019 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (U.S. $)
MEXICO — 2.9%
Mexican Bonos
8.500%, 11/18/38	MXN	1,263,000	$66,893
8.000%, 11/07/47	MXN	12,000,000	598,223
7.750%, 11/23/34	MXN	2,950,000	147,209
Total Mexico			812,325

NETHERLANDS — 1.8%
Netherlands Government Bond
5.500%, 01/15/28	EUR	300,000	497,824
Total Netherlands			497,824

NEW ZEALAND — 8.0%
New Zealand Government Bond
5.500%, 04/15/23	NZD	975,000	750,552
4.500%, 04/15/27	NZD	1,000,000	802,891
2.750%, 04/15/37	NZD	986,000	705,446
Total New Zealand			2,258,889

SPAIN — 4.4%
Spain Government Bond
4.200%, 01/31/37 (A)	EUR	631,000	986,650
1.600%, 04/30/25 (A)	EUR	213,000	257,462
Total Spain			1,244,112

SUPRANATIONAL — 10.5%
Asian Development Bank
2.350%, 06/21/27	JPY	110,000,000	1,185,830
European Financial Stability Facility
0.950%, 02/14/28	EUR	500,000	593,331
European Investment Bank
2.150%, 01/18/27	JPY	109,000,000	1,155,534
Total Supranational			2,934,695

UNITED KINGDOM — 4.0%
United Kingdom Gilt
4.500%, 09/07/34	GBP	200,000	368,120

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government Fixed Income Fund April 30, 2019 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (U.S. $)
UNITED KINGDOM —continued
4.250%, 09/07/39	GBP	405,000	$766,914
Total United Kingdom			1,135,034

Total Global Bonds
(Cost $25,103,333)			25,874,190

U.S. TREASURY OBLIGATIONS — 6.8%

United States Treasury Bonds
2.750%, 08/15/42		$575,000	561,164
United States Treasury Notes
1.625%, 02/15/26		1,125,000	1,070,904
1.250%, 03/31/21		269,800	264,625

Total U.S. Treasury Obligations
(Cost $1,820,589)			1,896,693

Total Value of Securities — 98.9%
(Cost $26,923,922)			$27,770,883

A list of the open forward foreign currency exchange contracts held by the Fund at April 30, 2019 is as follows:
Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	07/31/19	AUD	1,580,500	USD	1,115,347	$(1,381)
Brown Brothers Harriman	07/31/19	USD	1,528,525	EUR	1,353,500	2,092
Brown Brothers Harriman	07/31/19	USD	2,539,597	GBP	1,951,000	16,853
Brown Brothers Harriman	07/31/19	USD	848,713	SEK	7,890,500	(11,567)
Brown Brothers Harriman	07/31/19	NZD	3,343,500	USD	2,218,666	(18,464)
						$(12,467)
Percentages are based on Net Assets of $28,089,510
(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of securities as of April 30, 2019 was 4,920,867 and represents 17.5% on Net Assets.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government Fixed Income Fund April 30, 2019 (Unaudited)

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
GBP — Pound Sterling
JPY — Japanese Yen
MYR — Malaysian Ringgit
MXN — Mexican Peso
NZD — New Zealand Dollar
SEK — Swedish Krona
The following is a list of the inputs used as of April 30, 2019, in valuing the Fund’s investments carried at market value:
Investments in Securities	Level 1	Level 2 ‡	Level 3	Total
Global Bonds	$—	$25,874,190	$—	$25,874,190
U.S. Treasury Obligations	—	1,896,693	—	1,896,693
Total Investments in Securities	$—	$27,770,883	$—	$27,770,883

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$18,945	$—	$18,945
Unrealized Depreciation	—	(31,412)	—	(31,412)
Total Other Financial Instruments	$—	$(12,467)	$—	$(12,467)

*	Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
‡
All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporary illiquid securities represent 19.9% of Net Assets. Total value of these securities is $5,576,553.

For the period ended April 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2019, the Fund held no Level 3 securities. The Fund generally recognizes transfers between the levels as of the end of the reporting period.
Amounts designated as “—” are $0 or have been rounded to $0.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian U.S. Small Cap Equity Fund April 30, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
Sector Weightings†:

† Percentages based on total investments.

COMMON STOCK — 100.3%
	Number of Shares	Value (U.S. $)
Communication Services — 2.8%
National CineMedia Inc	5,579	$38,941

Consumer Discretionary — 3.3%
Cedar Fair LP	725	39,128
Destination Maternity Corp *	3,229	7,362
		46,490
Consumer Staples — 1.9%
Cal-Maine Foods Inc	654	26,886

Energy — 2.5%
Green Plains Partners LP	2,216	35,500

Health Care — 15.8%
AAC Holdings Inc *	5,440	8,758
Acadia Healthcare Co Inc *	1,240	39,705
AMN Healthcare Services Inc *	584	30,403
Bio-Techne Corp	197	40,304
Computer Programs & Systems Inc	895	27,199
iRadimed Corp *	1,050	26,260
Meridian Bioscience Inc	1,076	12,385
Tivity Health Inc *	1,688	36,495
		221,509

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian U.S. Small Cap Equity Fund April 30, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
Industrials — 29.2%
AAR Corp	1,143	$38,599
Astronics Corp *	1,306	43,542
Barnes Group Inc	573	31,871
Donaldson Co Inc	468	25,057
Douglas Dynamics Inc	770	29,075
EnerSys	419	28,991
Graco Inc	296	15,170
McGrath RentCorp	250	15,500
SP Plus Corp *	814	28,099
Tetra Tech Inc	588	38,056
Timken Co/The	855	40,997
Triumph Group Inc	1,247	29,592
US Ecology Inc	711	43,378
		407,927
Information Technology — 17.8%
Cabot Microelectronics Corp	305	38,506
Comtech Telecommunications Corp	1,558	36,660
Daktronics Inc	3,698	28,031
FLIR Systems Inc	760	40,234
MAXIMUS Inc	480	35,352
NIC Inc	2,228	38,455
Vishay Intertechnology Inc	1,603	31,756
		248,994
Materials — 15.0%
AptarGroup Inc	275	30,591
Balchem Corp	226	22,941
Greif Inc Class A	983	38,848
Innospec Inc	517	43,852
PH Glatfelter Co	2,306	36,389
PolyOne Corp	1,369	37,839
		210,460

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian U.S. Small Cap Equity Fund April 30, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
Real Estate — 12.0%
American Campus Communities Inc REIT	734	$34,645
CoreCivic Inc REIT	1,600	33,296
GEO Group Inc/The REIT	1,335	26,727
Landmark Infrastructure Partners	2,081	33,858
Outfront Media Inc REIT	1,626	38,747
		167,273

Total Common Stock
(Cost $1,291,783)		1,403,980
Total Value of Securities — 100.3%
(Cost $1,291,783)		$1,403,980

Percentages are based on Net Assets of $1,399,549.

*	Non-income producing security.
LP — Limited Partnership
REIT — Real Estate Investment Trust

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2019, the Fund held no Level 3 securities. The Fund generally recognizes transfers between the levels as of the end of the reporting period.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed Infrastructure Fund April 30, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
Sector Weightings†:

† Percentages based on total investments.

COMMON STOCK — 99.4%
	Number of Shares	Value (U.S. $)
BRAZIL — 3.3%
CCR SA	15,000	$45,217
Total Brazil		45,217

CANADA — 10.1%
Emera Inc	1,499	56,292
Enbridge Inc	1,577	58,256
TransCanada Corp	482	23,005
Total Canada		137,553

CHINA — 5.4%
Guangdong Investment Ltd	18,000	33,729
Jiangsu Expressway Co Ltd Class H	28,000	39,833
Total China		73,562

FRANCE — 4.6%
Veolia Environnement SA	2,676	63,210
Total France		63,210

GERMANY — 2.5%
Fraport Frankfurt Airport Services Worldwide	414	34,287
Total Germany		34,287

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed Infrastructure Fund April 30, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
INDIA — 3.0%
Power Grid Corp of India Ltd	15,235	$40,829
Total India		40,829

ITALY — 8.9%
Atlantia SpA	2,408	65,684
Snam SpA	11,067	56,317
Total Italy		122,001

JAPAN ‡ — 4.4%
West Japan Railway Co	800	59,516
Total Japan		59,516

MEXICO — 3.2%
Grupo Aeroportuario del Centro Norte SAB de CV Class B	7,065	43,509
Total Mexico		43,509

PORTUGAL — 3.9%
EDP - Energias de Portugal SA *	14,191	53,783
Total Portugal		53,783

SPAIN — 8.5%
Iberdrola SA	6,700	60,855
Naturgy Energy Group SA	1,958	55,605
Total Spain		116,460

UNITED KINGDOM — 14.6%
BBA Aviation PLC	14,142	50,160
National Grid PLC	4,388	47,841
Pennon Group PLC	5,180	50,566
SSE PLC	3,425	51,116
Total United Kingdom		199,683

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed Infrastructure Fund April 30, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED STATES — 27.0%
Industrials — 3.7%
Kansas City Southern	409	$50,364

Utilities — 23.3%
American Electric Power Co Inc	514	43,973
Duke Energy Corp	518	47,200
Evergy Inc	663	38,335
PPL Corp	1,473	45,972
Southern Co/The	920	48,962
WEC Energy Group Inc	594	46,587
Xcel Energy Inc	831	46,952
		317,981
Total United States		368,345

Total Common Stock
(Cost $1,250,599)		1,357,955
Total Value of Securities — 99.4%
(Cost $1,250,599)		$1,357,955

Percentages are based on Net Assets of $1,365,791.
*	Non-income producing security.
Ltd. — Limited
PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed Infrastructure Fund April 30, 2019 (Unaudited)

Investments in Securities	Level 1	Level 2 ‡	Level 3	Total
Common Stock
Brazil	$45,217	$—	$—	$45,217
Canada	137,553	—	—	137,553
China	73,562	—	—	73,562
France	63,210	—	—	63,210
Germany	34,287	—	—	34,287
India	40,829	—	—	40,829
Italy	122,001	—	—	122,001
Japan	—	59,516	—	59,516
Mexico	43,509	—	—	43,509
Portugal	53,783	—	—	53,783
Spain	116,460	—	—	116,460
United Kingdom	199,683	—	—	199,683
United States	368,345	—	—	368,345
Total Common Stock	1,298,439	59,516	—	1,357,955
Total Investments in Securities	$1,298,439	$59,516	$—	$1,357,955

‡
All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporary illiquid securities represent 4.4% of Net Assets. Total value of these securities is $59,516.

Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the end of the reporting period. As of April 30, 2019, securities valued at $59,516 transferred from Level 1 to Level 2, primarily due to market closures that triggered the fair valuation of certain securities at the end of the period from the prior year end. For the period ended April 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities. For the period ended April 30, 2019, there were no Level 3 securities.
Amounts designated as “—“ are $0 or have been rounded to $0.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Funds April 30, 2019 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Mondrian International Value Equity Fund (Formerly, Mondrian International Equity Fund)	Mondrian Emerging Markets Value Equity Fund (Formerly, Mondrian Emerging Markets Fund)	Mondrian International Government Fixed Income Fund
Assets:
Investments (Cost $590,569,645, $57,978,274 and $26,923,922)	$616,271,786	$62,052,801	$27,770,883
Foreign currency (Cost $263,423, $25,966 and $6,020)	260,660	25,966	6,027
Cash	3,081,984	899,278	151,871
Reclaims receivable	2,975,311	28,053	—
Dividends and interest receivable	2,818,014	163,902	195,659
Receivable for investment securities sold	741,854	462,922	—
Receivable for capital shares sold	163,114	9,437	1,000
Unrealized appreciation on spot foreign currency contracts	664	113	—
Unrealized appreciation on forward foreign currency contracts	5,449	—	18,945
Prepaid expenses	33,092	30,585	17,275
Total assets	626,351,928	63,673,057	28,161,660
Liabilities:
Payable for investment securities purchased	1,662,958	292,135	—
Payable due to Investment Adviser	307,451	38,646	1,532
Payable for capital shares redeemed	283,998	12,791	8,863
Payable due to Administrator	51,384	5,371	2,214
Chief Compliance Officer fees payable	4,662	654	265
Unrealized depreciation on spot foreign currency contracts	52	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	31,412
Accrued foreign capital gains tax	—	56,432	—
Audit fees payable	12,127	9,145	10,054
Other accrued expenses	23,024	173,392	17,810
Total liabilities	2,345,656	588,566	72,150
Net assets	$624,006,272	$63,084,491	$28,089,510
Net assets consist of:
Paid-in capital	$596,081,052	$168,668,643	$29,512,285
Total distributable earnings/(loss)	27,925,220	(105,584,152)	(1,422,775)
Net assets	$624,006,272	$63,084,491	$28,089,510

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	42,751,446	8,404,125	2,928,131
Net Asset Value, Offering and Redemption Price Per Share	$14.60	$7.51	$9.59

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Funds April 30, 2019 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Mondrian U.S. Small Cap Equity Fund	Mondrian Global Listed Infrastructure Fund
Assets:
Investments (Cost $1,291,783 and $1,250,599)	$1,403,980	$1,357,955
Foreign currency (Cost $– and $1,660)	—	1,637
Cash	19,584	23,849
Receivable for investment securities sold	4,141	—
Dividends receivable	1,631	2,616
Reclaims receivable	—	174
Receivable for Investment Adviser	6,937	7,454
Deferred Offering Costs	24,154	24,154
Prepaid expenses	1,734	1,727
Total assets	1,462,161	1,419,566
Liabilities:
Offering Cost Payable	38,166	38,166
Audit fees payable	10,287	10,287
Payable for investment securities purchased	6,408	—
Payable due to Administrator	112	112
Payable due to Trustees	2	2
Accrued foreign capital gains tax	—	352
Other accrued expenses	7,637	4,856
Total liabilities	62,612	53,775
Net assets	$1,399,549	$1,365,791

Net assets consist of:
Paid-in capital	$1,250,000	$1,250,925
Total distributable earnings	149,549	114,866
Net assets	$1,399,549	$1,365,791

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	125,000	125,096
Net Asset Value, Offering and Redemption Price Per Share	$11.20	$10.92

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended April 30, 2019 (Unaudited)

STATEMENTS OF OPERATIONS
Mondrian International Value Equity Fund (Formerly, Mondrian International Equity Fund)
Investment income
Dividends	$9,477,511
Less: foreign taxes withheld	(801,911)
Total investment income	8,675,600

Expenses
Investment advisory fees	1,946,431
Accounting and administration fees	283,930
Other	40,309
Dividend disbursing and transfer agent fees and expenses	39,331
Legal fees	34,214
Custodian fees	30,160
Registration fees	26,371
Printing fees	19,707
Audit and tax	17,127
Trustees’ fees and expenses	13,520
Chief Compliance Officer fees	5,841
Total expenses	2,456,941
Less:
Investment advisory fees waived	(263,550)
Net expenses	2,193,391

Net investment income	6,482,209

Net realized gain on:
Investments	3,675,168
Forward currency exchange contracts	59,138
Foreign currency transactions	(35,222)
Net realized gain	3,699,084

Net change in unrealized appreciation/(depreciation) on:
Investments	30,671,516
Forward currency exchange contracts	5,449
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(35,085)
Net change in unrealized appreciation/(depreciation)	30,641,880
Net realized and unrealized gain	34,340,964
Net increase in net assets resulting from operations	$40,823,173

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended April 30, 2019 (Unaudited)

STATEMENTS OF OPERATIONS
Mondrian Emerging Markets Value Equity Fund (Formerly, Mondrian Emerging Markets Fund)
Investment income
Dividends	$999,746
Less: foreign taxes withheld	(87,755)
Total investment income	911,991

Expenses
Investment advisory fees	293,676
Custodian fees	132,621
Accounting and administration fees	40,031
Registration fees	15,638
Dividend disbursing and transfer agent fees and expenses	15,081
Audit and tax	14,145
Other	7,341
Legal fees	5,456
Printing fees	4,036
Trustees’ fees and expenses	1,998
Chief Compliance Officer fees	838
Total expenses	530,861
Less:
Investment advisory fees waived	(171,087)
Net expenses	359,774

Net investment income	552,217

Net realized loss on:
Investments	(660,040)
Forward currency exchange contracts	(8,734)
Foreign currency transactions	(9,677)
Net realized loss	(678,451)

Net change in unrealized appreciation/(depreciation) on:
Investments	9,611,153
Accrued foreign capital gains tax on appreciated securities	(56,432)
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(3,956)
Net change in unrealized appreciation/(depreciation)	9,550,765
Net realized and unrealized gain	8,872,314
Net increase in net assets resulting from operations	$9,424,531

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended April 30, 2019 (Unaudited)

STATEMENTS OF OPERATIONS
Mondrian International Government Fixed Income Fund
Investment income
Interest	$313,495
Less: foreign taxes withheld	(907)
Total investment income	312,588

Expenses
Investment advisory fees	78,366
Accounting and administration fees	16,027
Audit and tax	15,054
Custodian fees	12,871
Dividend disbursing and transfer agent fees and expenses	12,691
Registration fees	11,230
Legal fees	2,209
Printing fees	1,881
Trustees’ fees and expenses	806
Chief Compliance Officer fees	334
Other	6,068
Total expenses	157,537
Less:
Investment advisory fees waived	(63,675)
Net expenses	93,862

Net investment income	218,726

Net realized loss on:
Investments	296,115
Forward currency exchange contracts	(257,318)
Foreign currency transactions	149,653
Net realized loss	188,450

Net change in unrealized appreciation/(depreciation) on:
Investments	1,278,793
Forward currency exchange contracts	8,008
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	6,222
Net change in unrealized appreciation/(depreciation)	1,293,023
Net realized and unrealized gain	1,481,473
Net increase in net assets resulting from operations	$1,700,199

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Period Ended April 30, 2019 (Unaudited)

STATEMENTS OF OPERATIONS
Mondrian U.S. Small Cap Equity Fund (1)
Investment income
Dividends	$11,827
Total investment income	11,827

Expenses
Deferred offering costs	14,012
Audit and tax	10,287
Dividend disbursing and transfer agent fees and expenses	9,792
Investment advisory fees	3,866
Custodian fees	625
Accounting and administration fees	539
Registration fees	200
Legal fees	48
Printing fees	44
Trustees’ fees and expenses	24
Other	474
Total expenses	39,911
Less:
Investment advisory fees waived	(3,865)
Reimbursement from Investment Adviser	(31,706)
Net expenses	4,340

Net investment income	7,487

Net realized gain on:
Investments	29,865
Net realized gain	29,865

Net unrealized appreciation on:
Investments	112,197
Net unrealized appreciation	112,197
Net realized and unrealized gain	142,062
Net increase in net assets resulting from operations	$149,549

(1)	The Fund commenced operations December 17, 2018.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Period Ended April 30, 2019 (Unaudited)

STATEMENTS OF OPERATIONS
Mondrian Global Listed Infrastructure Fund (1)
Investment income
Dividends	$15,675
Less: foreign taxes withheld	(1,044)
Total investment income	14,631

Expenses
Deferred offering costs	14,012
Audit and tax	10,287
Dividend disbursing and transfer agent fees and expenses	9,731
Investment advisory fees	4,048
Accounting and administration fees	539
Custodian fees	505
Registration fees	200
Legal fees	47
Printing fees	43
Trustees’ fees and expenses	24
Other	2,670
Total expenses	42,106
Less:
Investment advisory fees waived	(4,048)
Reimbursement from Investment Adviser	(33,442)
Net expenses	4,616

Net investment income	10,015

Net realized gain/(loss) on:
Investments	413
Foreign currency transactions	(1,609)
Net realized gain/(loss)	(1,196)

Net change in unrealized appreciation/(depreciation) on:
Investments	107,356
Accrued foreign capital gains tax on appreciated securities	(352)
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(32)
Net change in unrealized appreciation/(depreciation)	106,972
Net realized and unrealized gain	105,776
Net increase in net assets resulting from operations	$115,791

(1)	The Fund commenced operations December 17, 2018.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value Equity Fund (Formerly, Mondrian International Equity Fund)

STATEMENTS OF CHANGES IN NET ASSETS
	Six-month period ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Operations:
Net investment income	$6,482,209	$15,426,689
Net realized gain on investments and foreign currency transactions	3,699,084	29,467,944
Net change in unrealized appreciation/(depreciation) on investments, forward currency exchange contracts, foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	30,641,880	(78,752,548)
Net increase/(decrease) in net assets resulting from operations	40,823,173	(33,857,915)
Distributions	(30,816,311)	(17,091,536)
Capital share transaction(1):
Issued	101,793,199	63,514,902
Reinvestment of dividends	22,992,279	12,352,316
Redeemed	(48,372,950)	(145,812,176)
Merger(2)	—	77,683,607)
Net increase in net assets from capital share transactions	76,412,528	7,738,649
Total increase/(decrease) in net assets	86,419,390	(43,210,802)
Net assets:
Beginning of period	537,586,882	580,797,684
End of period	$624,006,272	$537,586,882

(1)	See Note 9 – Share transactions in Notes to Financial Statements.
(2)	See Note 14 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund (Formerly, Mondrian Emerging Markets Equity Fund)

STATEMENTS OF CHANGES IN NET ASSETS
	Six-month period ended April 30, 2019 (Unaudited)	Period ended October 31, 2018(1)	Year ended March 31, 2018
Operations:
Net investment income	$552,217	$4,162,702	$7,460,054
Net realized gain/(loss) on investments and foreign currency transactions	(678,451)	7,166,275	9,866,867
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	9,550,765	(46,136,111)	27,728,641
Net increase in net assets resulting from operations	9,424,531	(34,807,134)	45,055,562
Distributions	(4,415,213)	(2,885,248)	(8,413,005)
Capital share transactions(2):
Issued	857,001	4,528,240	39,445,892
Reinvestment of dividends	4,403,015	2,844,738	8,123,300
Redeemed	(36,563,191)	(194,561,410)	(114,376,997)
Net decrease in net assets from capital share transactions	(31,303,175)	(187,188,432)	(66,807,805)
Total decrease in net assets	(26,293,857)	(224,880,814)	(30,165,248)
Net assets:
Beginning of period	89,378,348	314,259,162	344,424,410
End of period	$63,084,491	$89,378,348	$314,259,162

(1)
For the period April 1, 2018 to October 31, 2018. On September 24, 2018, the Laudus Mondrian Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Gallery Trust Mondrian Emerging Markets Equity Fund (the “Emerging Markets Fund”). Information presented prior to September 24, 2018 is that of the Emerging Markets Predecessor Fund.  Effective October 31, 2018, the Emerging Markets Fund changed its fiscal year end to October 31.  See Note 1 in Notes to Financial Statements.

(2)	See Note 9 – Share transactions in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government Fixed Income Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six-month period ended April 30, 2019 (Unaudited)	Period ended October 31, 2018(1)	Year ended March 31, 2018
Operations:
Net investment income	$218,726	$381,610	$750,412
Net realized gain on investments and foreign currency transactions	188,450	469,236	842,379
Net change in unrealized appreciation/(depreciation) on investments, forward currency exchange contracts, foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	1,293,023	(6,259,624)	8,572,429
Net increase in net assets resulting from operations	1,700,199	(5,408,778)	10,165,220
Distributions	(1,333,826)	(357,037)	(12,784)
Capital share transactions(2):
Issued	5,020,310	4,598,270	6,608,676
Reinvestment of dividends	1,020,444	276,836	9,308
Redeemed	(15,443,176)	(46,313,903)	(28,005,673)
Net decrease in net assets from capital share transactions	(9,402,422)	(41,438,797)	(21,387,689)
Total decrease in net assets	(9,036,049)	(47,204,612)	(11,235,253)
Net assets:
Beginning of period	37,125,559	84,330,171	95,565,424
End of period	$28,089,510	$37,125,559	$84,330,171

(1)
For the period April 1, 2018 to October 31, 2018. On September 24, 2018, the Laudus Mondrian International Government Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the Gallery Trust Mondrian International Government Fixed Income Fund (the “Fixed Income Fund”).  Information presented prior to September 24, 2018 is that of the Fixed Income Predecessor Fund.  Effective October 31, 2018, the Fixed Income Fund changed its fiscal year end to October 31.  See Note 1 in Notes to Financial Statements. See Note 1 in Notes to Financial Statements.

(2)	See Note 9 – Share transactions in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian U.S. Small Cap Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS
Period ended April 30, 2019(1) (Unaudited)
Operations:
Net investment income	$7,487
Net realized gain on investments	29,865
Net unrealized appreciation on investments	112,197
Net increase in net assets resulting from operations	149,549
Capital share transactions(2):
Issued	1,250,000
Net increase in net assets from capital share transactions	1,250,000
Total increase in net assets	1,399,549
Net assets:
Beginning of period	—
End of period	$1,399,549

(1)	The Fund commenced operations December 17, 2018.
(2)	See Note 9 – Share transactions in Notes to Financial Statements.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed Infrastructure Fund

STATEMENTS OF CHANGES IN NET ASSETS
Period ended April 30, 2019(1) (Unaudited)
Operations:
Net investment income	$10,015
Net realized loss on investments and foreign currency transactions	(1,196)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	106,972
Net increase in net assets resulting from operations	115,791
Distributions	(925)
Capital share transactions(2):
Issued	1,250,000
Reinvestment of dividends	925
Net increase in net assets from capital share transactions	1,250,925
Total increase in net assets	1,365,791
Net assets:
Beginning of period	—
End of period	$1,365,791

(1)	The Fund commenced operations December 17, 2018.
(2)	See Note 9 – Share transactions in Notes to Financial Statements.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value Equity Fund (Formerly, Mondrian International Equity Fund)

FINANCIAL HIGHLIGHTS
Selected per share data & ratios for a share outstanding throughout the year or period
	Six-month period ended 4/30/19 (Unaudited)		Year Ended 10/31/18		Year Ended 10/31/17		Year Ended 10/31/16(2)	Year Ended 10/31/15(2)		Year Ended 10/31/14(2)
Net asset value, beginning of period	$14.48		$15.97		$13.46		$14.24	$15.12		$15.34
Income/(loss) from operations:(1)
Net investment income	0.16		0.47		0.42		0.43	0.38		0.63
Net realized and unrealized gain/(loss) on investments	0.79		(1.48)		2.40		(0.84)	(0.58)		(0.43)
Total gain/(loss) from operations	0.95		(1.01)		2.82		(0.41)	(0.20)		0.20
Redemption Fees	—		—		—	(4)	— (4)	—		—
Dividends and distributions from:
Net investment income	(0.39)		(0.48)		(0.31)		(0.37)	(0.68)		(0.42)
Net realized gains	(0.44)		—		—		—	—		—
Total dividends and distributions	(0.83)		(0.48)		(0.31)		(0.37)	(0.68)		(0.42)
Net asset value, end of period	$14.60		$14.48		$15.97		$13.46	$14.24		$15.12
Total return†	7.27%		(6.56)%		21.39%		(2.83)%	(1.39)%		1.46%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$624,006		$537,587		$580,798		$420,277	$358,381		$446,527
Ratio of expenses to average net assets (including waivers and reimbursements)	0.79	%*	0.79%		0.79%		0.82%	0.88%		0.86%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	0.88	%*	0.88%		0.85%		0.89%	0.88%		0.86%
Ratio of net investment income to average net assets	2.33	%*	2.96%		2.91%		3.20%	2.54%		4.04%
Portfolio turnover rate	10	%**	23	%(3)	28	%(3)	20%	28	%(3)	21%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†
Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Per share calculations were performed using average shares for the period.
(2)
On March 14, 2016, The International Equity Portfolio, a series of Delaware Pooled Trust (the “Predecessor Fund”) was reorganized into the Mondrian International Equity Fund. Information presented prior to March 14, 2016 is that of the Predecessor Fund. See Note 1 in Notes to Financial Statements.

(3)	Excludes the value of Portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.
(4)	Value is less than $0.01 per share.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund (Formerly, Mondrian Emerging Markets Equity Fund)

FINANCIAL HIGHLIGHTS
Selected per share data & ratios for a share outstanding throughout the year or period
	Six-month period ended 4/30/19 (Unaudited)		Period Ended 10/31/18(2)	Year Ended 3/31/18(3)		Year Ended 3/31/17	Year Ended 3/31/16	Year Ended 3/31/15		Year Ended 3/31/14
Net asset value, beginning of period	$7.07		$8.59	$7.71		$7.03	$8.18	$8.69		$9.85
Income/(loss) from operations:(1)
Net investment income	0.05		0.15	0.19		0.14	0.14	0.12		0.14
Net realized and unrealized gain/(loss) on investments	0.80		(1.45)	0.92		0.72	(1.20)	(0.39)		(1.19)
Total gain/(loss) from operations	0.85		(1.30)	1.11		0.86	(1.06)	(0.27)		(1.05)
Dividends and distributions from:
Net investment income	(0.41)		(0.22)	(0.23)		(0.18)	(0.09)	(0.24)		(0.11)
Net realized gains	—		—	—		—	—	—		(0.00	)(7)
Total dividends and distributions	(0.41)		(0.22)	(0.23)		(0.18)	(0.09)	(0.24)		(0.11)
Net asset value, end of period	$7.51		$7.07	$8.59		$7.71	$7.03	$8.18		$8.69
Total return†	12.78%		(15.26)%	14.55%		12.57%	(12.87)%	(3.03)%		(10.62)%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$63,084		$89,378	$314,259		$336,896	$406,462	$559,347		$121,795
Ratio of expenses to average net assets (including waivers and reimbursements)	0.92	%*	1.18%*	1.19	%(4)	1.20%	1.20%	1.29	%(5)	1.45%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	1.36	%*	1.26%*	1.21	%(4)	1.22%	1.21%	1.31%		1.52%
Ratio of net investment income to average net assets	1.41	%*	3.25%*	2.30	%(4)	1.92%	1.87%	1.42%		1.55%
Portfolio turnover rate	19	%**	62%**	39%		32%	28%	30	%(6)	69%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†
Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Per share calculations were performed using average shares for the period.
(2)
For the period April 1, 2018 to October 31, 2018. On September 24, 2018, the Laudus Mondrian Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Gallery Trust Mondrian Emerging Markets Equity Fund (the “Emerging Markets Fund”). Information presented prior to September 24, 2018 is that of the Emerging Markets Predecessor Fund. Effective October 31, 2018, the Emerging Markets Fund changed its fiscal year end to October 31. See Note 1 in Notes to Financial Statements.

(3)
Effective July 25, 2017, the Investor Share class, the Select Share class, and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.

(4)
The ratio of net operating expenses and gross operating expenses would have been 1.20% and 1.22%, respectively, and the ratio of net investment income would have been 2.29%, if the custody out-of-pocket fee reimbursement had not been included.

(5)	Effective October 1, 2014, the annual operating expense was reduced. The ratio presented for period ended 3/31/15 is a blended ratio.
(6)	Portfolio turnover excludes the impact of investment activity from a merger with another fund.
(7)	Value less than ($0.005) per share.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Government Fixed Income Fund

FINANCIAL HIGHLIGHTS
Selected per share data & ratios for a share outstanding throughout the year or period
	Six-month period ended 4/30/19 (Unaudited)		Period Ended 10/31/18(2)	Year Ended 3/31/18		Year Ended 3/31/17		Year Ended 3/31/16	Year Ended 3/31/15	Year Ended 3/31/14
Net asset value, beginning of period	$9.55		$10.44	$9.32		$9.93		$9.45	$10.89	$11.01
Income/(loss) from operations:(1)
Net investment income	0.07		0.06	0.08		0.09		0.11	0.15	0.16
Net realized and unrealized gain/(loss) on investments	0.38		(0.86)	1.04		(0.64)		0.56	(1.14)	(0.21)
Total gain/(loss) from operations	0.45		(0.80)	1.12		(0.55)		0.67	(0.99)	(0.05)
Dividends and distributions from:
Net investment income	(0.34)		—	(0.00	)(3)	(0.00	)(3)	—	—	—
Net realized gains	(0.07)		(0.09)	—		(0.06)		(0.19)	(0.45)	(0.07)
Total dividends and distributions	(0.41)		(0.09)	(0.00	)(3)	(0.06)		(0.19)	(0.45)	(0.07)
Net asset value, end of period	$9.59		$9.55	$10.44		$9.32		$9.93	$9.45	$10.89
Total return†	4.80%		(7.69)%	12.03%		(5.48)%		7.27%	(9.37)%	(0.49)%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$28,090		$37,126	$84,330		$95,565		$119,938	$187,388	$652,647
Ratio of expenses to average net assets (including waivers and reimbursements)	0.60	%*	0.74%*	0.74	%(4)	0.75%		0.75%	0.74%	0.69%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	1.01	%*	0.86%*	0.81	%(4)	0.79%		0.81%	0.76%	0.69%
Ratio of net investment income to average net assets	1.40	%*	0.96%*	0.84	%(4)	0.87%		1.21%	1.39%	1.48%
Portfolio turnover rate	32	%**	32%**	52%		98%		31%	50%	52%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†
Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Per share calculations were performed using average shares for the period.
(2)
For the period April 1, 2018 to October 31, 2018. On September 24, 2018, the Laudus Mondrian International Government Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the Gallery Trust Mondrian International Government Fixed Income Fund (the “Fixed Income Fund”).  Information presented prior to September 24, 2018 is that of the Fixed Income Predecessor Fund.  Effective October 31, 2018, the Fixed Income Fund changed its fiscal year end to October 31.  See Note 1 in Notes to Financial Statements. See Note 1 in Notes to Financial Statements.

(3)	Value is less than ($0.005) per share.
(4)
The ratio of net operating expenses and gross operating expenses would have been 0.75% and 0.82%, respectively, and the ratio of net investment income would have been 0.83%, if the custody out-of-pocket fee reimbursement had not been included.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian U.S. Small Cap Equity Fund

FINANCIAL HIGHLIGHTS
Selected per share data & ratios for a share outstanding throughout the period
	Period ended April 30, 2019 ‡ (Unaudited)
Net asset value, beginning of period	$10.00
Income/(loss) from operations:(1)
Net investment income	0.06
Net realized and unrealized gain on investments	1.14
Total gain from operations	1.20
Net asset value, end of period	$11.20
Total return†	12.00%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$1,400
Ratio of expenses to average net assets (including waivers and reimbursements)	0.90	%*
Ratio of expenses to average net assets (excluding waivers and reimbursements)	8.26	%*
Ratio of net investment income to average net assets	1.55	%*
Portfolio turnover rate	12	%(2)**

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
‡	The Fund commenced operations on December 17, 2018.
†
Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Per share calculations were performed using average shares for the period.
(2)	Excludes the value of Portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed Infrastructure Fund

FINANCIAL HIGHLIGHTS
Selected per share data & ratios for a share outstanding throughout the period
	Period ended April 30, 2019 ‡ (Unaudited)
Net asset value, beginning of period	$10.00
Income/(loss) from operations:(1)
Net investment income	0.08
Net realized and unrealized gain on investments	0.85
Total gain from operations	0.93
Dividends and distributions from:
Net investment income	(0.01)
Total dividends and distributions	(0.01)
Net asset value, end of period	$10.92
Total return†	9.28%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$1,366
Ratio of expenses to average net assets (including waivers and reimbursements)	0.95	%*
Ratio of expenses to average net assets (excluding waivers and reimbursements)	8.67	%*
Ratio of net investment income to average net assets	2.06	%*
Portfolio turnover rate	12	%(2)**

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
‡	The Fund commenced operations on December 17, 2018.
†
Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Per share calculations were performed using average shares for the period.
(2)	Excludes the value of Portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization
Gallery Trust (the “Trust”), is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated August 25, 2015. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end investment management company with six funds. The financial statements herein are those of the Mondrian International Value Equity Fund (formerly, Mondrian International Equity Fund) (the “International Fund”), Mondrian Emerging Markets Value Equity Fund (formerly, the Mondrian Emerging Markets Equity Fund) (the “Emerging Markets Fund”) the Mondrian International Government Fixed Income Fund (the “Fixed Income Fund”), the Mondrian U.S. Small Cap Equity Fund (the “U.S. Small Cap Fund”), and the Mondrian Global Listed Infrastructure Fund (the “Global Listed Infrastructure Fund”) (each a “Fund” and collectively the “Funds”). The International Fund, Emerging Markets Fund, U.S. Small Cap Fund, and Global Listed Infrastructure Fund are classified as diversified, and the Fixed Income Fund is classified as “non-diversified” under the 1940 Act. The investment objective of the International Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The investment objective of the Emerging Markets Fund is to seek long-term capital appreciation. The investment objective of the Fixed Income Fund is to seek long-term total return consistent with its value-oriented investment approach. The investment objective of the U.S. Small Cap Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. small-capitalization companies. The investment objective of the Global Listed Infrastructure Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of infrastructure companies listed on a domestic or foreign exchange. Mondrian Investment Partners Limited, a limited company organized under the laws of England and Wales in 1990, serves as the Funds’ investment adviser (“Mondrian” or the “Adviser”). The Adviser makes investment decisions for the Funds and reviews, supervises and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust.
The International Fund operated as The International Equity Portfolio, a series of Delaware Pooled Trust (the “International Predecessor Fund”), prior to the International Fund’s acquisition of the assets and assumption of the liabilities of the International Predecessor Fund (the “Reorganization”) on March 14, 2016 in a tax-free transaction. The International Fund had no operations prior to the Reorganization. The International Predecessor Fund was managed by Delaware

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Management Company, a series of Delaware Management Business Trust (the “Delaware Predecessor Adviser”), and sub-advised by Mondrian Investment Partners Limited. The International Predecessor Fund had substantially similar investment objectives and strategies as those of the International Fund. The financial statements and financial highlights reflect the financial information of the International Predecessor Fund for periods prior to March 14, 2016.
The Emerging Markets Fund and Fixed Income Fund operated as Laudus Mondrian Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) and Laudus Mondrian International Government Fixed Income Fund (the “Fixed Income Predecessor Fund”) and, together with the Emerging Markets Predecessor Fund, the “Predecessor Funds”), a series of Laudus Trust. Each Predecessor Fund was managed by Charles Schwab Investment Management, Inc. (the “Predecessor Adviser”), and sub-advised by Mondrian. Each Fund has the same objective and substantially similar investment strategies as those of its Predecessor Fund. Each Fund acquired the assets and assumed all of the liabilities of its Predecessor Fund (the “Reorganization”) on September 24, 2018 in a tax-free transaction. The Funds had no operations prior to the Reorganization. The financial statements and financial highlights reflect the financial information of the Predecessor Funds for periods prior to September 24, 2018.
Effective October 31, 2018, the Emerging Markets Fund and Fixed Income Fund changed their fiscal year end from March 31 to October 31.
The U.S. Small Cap Fund and Global Listed Infrastructure Fund commenced operations on December 17, 2018.
2.	Significant accounting policies
The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).
Use of estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Valuation of investments — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Board”). The prices for foreign securities will be reported in local currency and converted to U.S. dollars using currency exchange rates.
Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.
The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Funds’ Administrator and requests that a meeting of the Committee be held.
If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.
Level 3 — Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
Fair value measurement classifications are summarized in the Funds’ Schedule of Investments.
For the period ended April 30, 2019, there have been no significant changes to the Funds’ fair valuation methodology.
Federal income taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986. Accordingly, no provision for Federal income taxes has been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
As of and during the period ended April 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2019, the Funds did not incur any interest or penalties.
Security transactions, dividend and investment income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend, net of withholding taxes, if such information is obtained subsequent to the ex-dividend date.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations.
Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Funds may also engage in currency transactions to enhance the Funds’ returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are closed. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2019, if applicable.
For the period ended April 30, 2019, the average balances of forward foreign currency exchange contracts for the International Fund and the Fixed Income Fund were as follows:

Average Monthly Notional Contracts Purchased	$8,202,755
Average Monthly Notional Contracts Sold	(6,576,440)

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Funds have entered into netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

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NOTES TO FINANCIAL STATEMENTS (continued)

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.
For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for the Fixed Income Fund as of April 30, 2019:

Counterparty	Gross Assets Recognized in the Statement of Assets and Liabilities	Gross Liabilities Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Cash Collateral Pledged or (Received)	Net Amount†
Brown Brothers Harriman	$18,945	$(31,412)	$(12,467)	$—	$(12,467)
Total	$18,945	$(31,412)	$(12,467)	$—	$(12,467)

†
Represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Dividends and distributions to shareholders — The International Fund, Emerging Markets Fund, U.S. Small Cap Fund and Global Listed Infrastructure Fund distribute their net investment income at least annually. The Fixed Income Fund distributes its net investment income quarterly. For each Fund, net realized capital gains, if any, are distributed at least annually. All distributions are recorded on ex-dividend date.
Redemption fees — Prior to March 1, 2017, the International Fund retained a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the period ended April 30, 2019, and October 31, 2018,

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NOTES TO FINANCIAL STATEMENTS (continued)

the Fund retained redemption fees of $0 and $0, respectively. Such fees were retained by the Fund for the benefit of the remaining shareholders and were recorded as additions to fund capital.
Offering Costs — During the period ended April 30, 2019, the U.S. Small Cap Fund and the Global Listed Infrastructure Fund commenced operations and incurred offering costs each in the amount of $38,166, which are being amortized to expense over a twelve month period. As of April 30, 2019, the U.S. Small Cap Fund and the Global Listed Infrastructure Fund had $24,154, each, remaining to be amortized.
Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.
3.	Transactions with affiliates
Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.
A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.
4.	Administration, Custodian, Transfer Agent and Distribution Agreements
The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six month period ended April 30, 2019, the International Fund, Emerging Markets Fund, and Fixed Income Fund paid $283,930, $40,031, and $16,027, respectively, for these services. For the period ended April 30, 2019, the U.S. Small Cap Fund and Global Listed Infrastructure Fund each paid $539 for these services. Expenses incurred under the agreements are shown on the Statement of Operations as “Accounting and administration fees”.

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NOTES TO FINANCIAL STATEMENTS (continued)

Brown Brothers Harriman & Co., (the “Custodian”) serves as the Funds’ Custodian pursuant to a custody agreement. Atlantic Shareholder Services, LLC (the “Transfer Agent”) serves as the Funds’ Transfer Agent pursuant to a transfer agency agreement.
5.	Investment Advisory Agreement
Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate for each fund. The table below shows the rate of each Fund’s investment advisory fee.
Advisory Fee
International Value Fund	0.70%
Emerging Markets Value Fund	0.75%
Fixed Income Fund	0.50%
U.S. Small Cap Fund	0.80%
Global Listed Infrastructure Fund	0.85%

Prior to September 24, 2018, the Predecessor Adviser was paid a fee at an annual rate of 1.00% of the Emerging Markets Predecessor Fund’s average daily net assets and 0.60% of the average daily net assets of the Fixed Income Predecessor Fund’s average daily net assets. The Predecessor Adviser paid Mondrian a sub-advisory fee for its services as sub-adviser to each Predecessor Fund out of the advisory fees that the Predecessor Adviser received from the Predecessor Fund.
The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine (collectively “excluded expenses”)) from exceeding 0.79%, 0.92%, 0.60%. 0.90%, and 0.95% of the average daily net assets of the International Fund, Emerging Markets Fund, Fixed Income Fund, U.S. Small Cap Fund, and the Global Listed Infrastructure Fund until February 28, 2021 (the “Expense Limitation”). This agreement may be terminated: (i) by the Board of Trustees of the Fund for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2021.
Prior to September 24, 2018, the Predecessor Adviser had contractually agreed through July 30, 2019, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 1.20% and 0.75% of the average daily net assets of the Emerging Markets Predecessor Fund and Fixed Income Predecessor Fund respectively.

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NOTES TO FINANCIAL STATEMENTS (continued)

6.	Investment transactions
The cost of purchases and proceeds from security sales other than long-term U.S. Government and short-term securities for the period ended April 30, 2019, are as follows:

	Purchases	Sales
International Value Fund	$107,316,701	$55,911,157
Emerging Markets Value Fund	14,981,893	49,464,995
Fixed Income Fund	8,024,515	17,677,851
U.S. Small Cap Fund	1,426,838	164,776
Global Listed Infrastructure Fund	1,405,215	155,029

The Fixed Income Fund had purchases and sales of long-term U.S. Government securities of $1,764,461 and $1,767,438, respectively.
7.	In-Kind transfer of securities
During the period ended April 30, 2019, there were no in-kind transactions.
8.	Federal tax information
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/(loss), accumulated net realized gain/(loss) or paid-in capital, as appropriate, in the period that the differences arise.
The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for forwards, foreign currency transactions, wash sale loss deferrals, investments in REIT’s and investments in PFICs. Distributions during the years ended October 31, 2018 and October 31, 2017 were as follows:

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NOTES TO FINANCIAL STATEMENTS (continued)

		Ordinary Income	Long-Term Capital Gain	Total
International Fund	2018	$17,091,536	$—	$17,091,536
	2017	11,061,260	—	11,061,260

Emerging Markets Fund	2018	2,885,248	—	2,885,248
	2018*	8,413,005	—	8,413,005
	2017**	9,543,878	—	9,543,878

Fixed Income Fund	2018	13,004	344,033	357,037
	2018*	12,784	—	12,784
	2017**	14,676	761,942	776,618
*	Year ended March 31, 2018.
**	Year ended March 31, 2017.
As of October 31, 2018, the components of Distributable Earnings on a tax basis were as follows:

	International Fund	Emerging Markets Fund	Fixed Income Fund
Undistributed ordinary income	$14,003,990	$4,415,072	$28
Undistributed long-term capital gains	15,987,011	—	—
Capital loss carryforwards	—	(104,045,376)	—
Net unrealized appreciation (depreciation) on investments	(12,072,643)	(10,963,166)	(1,083,248)
Other temporary differences	—	—	(705,928)
Total distributable earnings	$17,918,358	$(110,593,470)	$(1,789,148)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. The capital loss carryforwards are noted below:
Total
Emerging Markets Fund	$104,045,376	*

* The utilization of this amount is subject to limitation under IRC section 382-384.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended October 31, 2018, the International Fund and Emerging Markets Fund utilized capital loss carryforwards of $13,859,481 and $12,054,145, respectively, to offset capital gains.
For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to passive foreign investment companies and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2019, were as follows:
	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
International Equity Fund	$590,569,645	$58,831,084	$(33,128,943)	$25,702,141
Emerging Markets Fund	57,978,274	7,330,807	(3,256,280)	4,074,527
Fixed Income Fund	26,923,922	1,025,681	(178,720)	846,961
U.S. Small Cap Fund	1,291,783	148,223	(36,026)	112,197
Global Listed Infrastructure Fund	1,250,599	111,477	(4,121)	107,356

9.	Share transactions
The share transactions are shown below:
Mondrian International Value Equity Fund
	Six-month period ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Shares transactions:
Institutional Class shares
Issued	7,353,657	4,042,576
Reinvestment of dividends	1,743,360	787,273
Redeemed	(3,479,301)	(9,064,192)
Merger(1)	—	5,007,561
Net increase in shares outstanding	5,617,716	773,218

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NOTES TO FINANCIAL STATEMENTS (continued)

Mondrian Emerging Markets Value Equity Fund
	Six-month period ended April 30, 2019 (Unaudited)	Period ended October 31, 2018(2)	Year ended March 31, 2018(3)
Shares transactions:
Institutional Class shares
Issued	118,673	563,003	4,763,454
Reinvestment of dividends	660,122	382,872	990,646
Redeemed	(5,016,008)	(24,907,045)	(13,829,336)
Net decrease in shares outstanding	(4,237,213)	(23,961,170)	(8,075,236)

Mondrian International Government Fixed Income Fund
	Six-month period ended April 30, 2019 (Unaudited)	Period ended October 31, 2018(4)	Year ended March 31, 2018
Shares transactions:
Institutional Class shares
Issued	523,887	452,240	665,839
Reinvestment of dividends	107,182	28,105	938
Redeemed	(1,592,328)	(4,666,215)	(2,840,010)
Net decrease in shares outstanding	(961,259)	(4,185,870)	(2,173,233)

Mondrian U.S. Small Cap Equity Fund
For the period ended April 30, 2019(5)(Unaudited)
Shares transactions:
Institutional Class shares
Issued	125,000
Net increase in shares outstanding	125,000

Mondrian Global Listed Infrastructure Fund
For the period ended April 30, 2019(5)(Unaudited)
Shares transactions:
Institutional Class shares
Issued	125,000
Reinvestment of dividends	96
Net increase in shares outstanding	125,096

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NOTES TO FINANCIAL STATEMENTS (continued)
(1)	See Note 14.
(2)
For the period April 1, 2018 to October 31, 2018. On September 24, 2018, the Laudus Mondrian Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Gallery Trust Mondrian Emerging Markets Equity Fund (the “Emerging Markets Fund”). Information presented prior to September 24, 2018 is that of the Emerging Markets Predecessor Fund. Effective October 31, 2018, the Emerging Markets Fund changed its fiscal year end to October 31. See Note 1.

(3)	Effective July 25, 2017, the Investor Share class, the Select Share class, and the Institutional Share class were consolidated into a single class of shares of the Fund.
(4)
For the period April 1, 2018 to October 31, 2018. On September 24, 2018, the Laudus Mondrian International Government Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the Gallery Trust Mondrian International Government Fixed Income Fund (the “Fixed Income Fund”). Information presented prior to September 24, 2018 is that of the Fixed Income Predecessor Fund. Effective October 31, 2018, the Fixed Income Fund changed its fiscal year end to October 31. See Note 1.

(5)	The Fund commenced operations December 17, 2018.

10.	Risks associated with financial instruments
As with all mutual funds, a shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value and ability to meet its investment objective. A more complete description of risks associated with each Fund is included in the prospectus.
Active management risk
The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.
Equity risk
Since it purchases equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

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NOTES TO FINANCIAL STATEMENTS (continued)

Convertible securities risk
The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.
Large capitalization company risk
The large capitalization companies in which the Funds may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.
Preferred stocks risk
Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.
Foreign company risk
Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

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NOTES TO FINANCIAL STATEMENTS (continued)

Emerging markets securities risk
The Funds’ investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.
Foreign currency risk
As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.
Depositary receipts risk
Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Funds will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives risk
The Funds’ use of forward contracts and participatory notes is subject to market risk, correlation risk, credit risk, valuation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is described below. The Funds’ use of forwards is also subject to leverage risk and hedging risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Funds engage in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument.
Liquidity risk
Certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.
Portfolio turnover risk
Due to their investment strategies, the Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.
Large purchase and redemption risk
Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Fixed income risk
Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity of a fixed income security, the more likely its value will decline when interest rates rise. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.
Zero-coupon bond risk
The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically. In addition, federal income tax law requires that the holder of a zero coupon bond accrue a portion of the discount at which the bond was purchased as taxable income each year. The Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a regulated investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.
Foreign sovereign debt securities risk
The Funds’ investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.
Foreign government agencies risk
Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that

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NOTES TO FINANCIAL STATEMENTS (continued)

explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency’s operations and financial condition are influenced by the foreign government’s economic and other policies.
Supranational entities risk
Government members, or “stockholders,” usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Funds may lose money on such investments.
Corporate fixed income securities risk
Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.
Non-diversification risk
The Fixed Income Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.
New Fund Risk
Because the U.S. Small Cap Fund and the Global Listed Infrastructure Fund are both new, investors in the Funds bear the risk that the Funds may not be successful in implementing their investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

11.	Indemnifications
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
12.	Borrowing from banks
The Funds have access to custodian overdraft facilities. A Fund may utilize the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
13.	Other
At April 30, 2019, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, including omnibus accounts that were held on behalf of various individual shareholders was as follows:
	No. of Shareholders	% Ownership
International Fund	7	74%
Emerging Markets Fund	4	96%
Fixed Income Fund	2	77%
U.S. Small Cap Fund	1	100%
Global Listed Infrastructure Fund	1	100%

14.	Fund merger
At a meeting held on June 13, 2018, the Board approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) that provided for the reorganization of the Laudus Mondrian International Equity Fund (“Acquired Fund”) into the Mondrian International Equity Fund (“Surviving Fund”). The transaction was tax-free, meaning that the Laudus Mondrian International Equity Fund’s shareholders became shareholders of the Mondrian International Equity Fund without realizing any gain or loss for federal income tax purposes.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Reorganization occurred as of the close of business on September 24, 2018, whereby all of the assets of the Acquired Fund were transferred to the corresponding Surviving Fund and shareholders of Institutional Shares of the Acquired Fund received Institutional Shares of the Surviving Fund, in exchange for their shares as follows:
Acquired Fund	Net Assets	Shares	Undistributed Net Investment Income	Undistributed Net Realized Loss on Investments	Unrealized Appreciation on Investments
Laudus Mondrian International Equity Fund	$77,683,607	13,423,307	$21,223	$(1,723,842)	$13,436,246

Surviving Fund	Shares Issued	Net Assets Prior to Merger	Net Assets After Merger
Mondrian International Equity Fund	5,007,561	$500,636,933	$578,320,540

Assuming the Reorganization had been completed on November 1, 2017, the beginning of the annual reporting period, the Acquired Fund pro forma results of operations for the period ended October 31, 2018 are as follows:
Acquired Fund	Net Investment Income	Net Realized Gain on Investments	Unrealized Depreciation on Investments
Laudus Mondrian International Equity Fund	$18,209,526	$37,147,932	$(89,838,343)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Laudus Mondrian International Equity Fund that have been included in the Fund’s Statement of Operations since September 24, 2018.
For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Laudus Mondrian International Equity Fund, in the amount of $63,713,337, was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Fund acquired capital loss carryovers of $5,199,265.

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

15.	Regulatory matters
On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.
16.	New accounting pronouncement
In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.
17.	Subsequent events
The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2019.

Gallery Trust	April 30, 2019 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2018 to April 30, 2019.
The table on the next page illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Gallery Trust	April 30, 2019 (Unaudited)

DISCLOSURE OF FUND EXPENSES (concluded)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.
	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Annualized Expense Ratios	Expenses Paid During Period*
Mondrian International Value Equity Fund
Actual Fund Return	$1,000.00	$1,072.70	0.79%	$4.06
Hypothetical 5% Return	$1,000.00	$1,020.90	0.79%	$3.96
Mondrian Emerging Markets Value Equity Fund
Actual Fund Return	$1,000.00	$1,127.80	0.92%	$4.85
Hypothetical 5% Return	$1,000.00	$1,020.20	0.92%	$4.61
Mondrian International Government Fixed Income Fund
Actual Fund Return	$1,000.00	$1,048.00	0.60%	$3.05
Hypothetical 5% Return	$1,000.00	$1,021.80	0.60%	$3.01
Mondrian U.S. Small Cap Equity Fund(1)
Actual Fund Return	$1,000.00	$1,120.00	0.90%	$3.50	**
Hypothetical 5% Return	$1,000.00	$1,020.33	0.90%	$4.51
Mondrian Global Listed Infrastructure Fund(1)
Actual Fund Return	$1,000.00	$1,092.80	0.95%	$3.65	**
Hypothetical 5% Return	$1,000.00	$1,020.08	0.95%	$4.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 134/365 (to reflect the period from commencement to period end.)
(1)	The Fund commenced operations on December 17, 2018.

Gallery Trust	April 30, 2019 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Board Considerations in Renewing the Advisory Agreement for the Mondrian International Value Equity Fund
Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Gallery Trust (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.
A Board meeting was held on December 6, 2018 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.
Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.
Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received

Gallery Trust	April 30, 2019 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (continued)

advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.
At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.
Nature, Extent and Quality of Services Provided by the Adviser
In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.
The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.
Investment Performance of the Fund and the Adviser
The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index

Gallery Trust	April 30, 2019 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (continued)

and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.
Costs of Advisory Services, Profitability and Economies of Scale
In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.
The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.
The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund

Gallery Trust	April 30, 2019 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (continued)

shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.
Renewal of the Agreement
Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Gallery Trust	April 30, 2019 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (continued)

Board Considerations in Approving the Advisory Agreement for the Mondrian U.S. Small Cap Equity Fund and Mondrian Global Listed Infrastructure Fund
Pursuant to Section 15 of the 1940 Act, the Funds’ advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Funds and (ii) by the vote of a majority of the members of the Board of the Trust who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
A Board meeting was held on December 6, 2018 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.
Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed advisory fees to be paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies; and (x) for the Mondrian U.S. Small Cap Equity Fund, the Adviser’s performance in managing similar accounts.
Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.
At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, approved the Agreement. In considering the

Gallery Trust	April 30, 2019 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (continued)

approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.
Nature, Extent and Quality of Services to be Provided by the Adviser
In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Funds.
The Trustees also considered other services to be provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser would be satisfactory.
Costs of Advisory Services
In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information for the Funds, as well as the management fees charged by the Adviser to other clients with comparable mandates to the Mondrian U.S. Small Cap Equity Fund. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Mondrian U.S. Small Cap Equity Fund and other client accounts as well as the extensive regulatory, compliance and tax

Gallery Trust	April 30, 2019 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (concluded)

regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to enter into expense limitation and fee waiver arrangements with the Funds.
Investment Performance, Profitability and Economies of Scale
Because the Funds were new and had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreement.
Approval of the Agreement
Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Gallery Trust

Fund information

Registered office	P.O. Box 588
Portland, ME 04112

Adviser	Mondrian Investment Partners Limited
10 Gresham Street, 5th Floor
London, England EC2V 7JD

Distributor	SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator	SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel	Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

Custodian	Brown Brothers Harriman & Co
40 Water Street
Boston, Massachusetts 02109

Transfer Agent	Atlantic Fund Services, LLC
Three Canal Plaza
Portland, ME 04101

Independent Registered	PricewaterhouseCoopers LLP
Public Accounting Firm	2001 Market Street
Philadelphia, PA 19103

MON-SA-001-0400

Rothko Emerging Markets Equity Fund
Semi-Annual Report
April 30, 2019

Investment Adviser:
Rothko Investment Strategies, a division of
Mondrian Investment Partners Limited

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by calling 833-810-7344.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 833-810-7344. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or Mondrian Investment Partners Limited if you invest directly with the Fund.

Gallery Trust	April 30, 2019

TABLE OF CONTENTS
Schedule of Investments	1
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Disclosure of Fund Expenses	30
Approval of Investment Advisory Agreement	32
Fund Information	35

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days of the period end. The Fund’s Form N-Q and Form N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities will be available (i) without charge, upon request, by calling 1-833-810-7344; and (ii) on the Commission’s website at http://www.sec.gov.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus.

Gallery Trust	Rothko Emerging Markets Equity Fund April 30, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
Sector Weightings †:

† Percentages based on total investments.
COMMON STOCK — 98.9%
	Number of Shares	Value (U.S. $)
BRAZIL — 6.4%
BB Seguridade Participacoes SA	7,100	$51,461
CCR SA	4,500	13,565
Cielo SA	14,600	28,745
Hypera SA *	6,200	44,653
Kroton Educacional SA	3,700	9,257
LOG Commercial Properties e Participacoes SA	259	1,175
MRV Engenharia e Participacoes SA	3,600	13,386
Odontoprev SA	3,600	15,461
Porto Seguro SA	2,200	30,505
Qualicorp Consultoria e Corretora de Seguros SA	11,400	49,977
Smiles Fidelidade SA	3,600	45,070
Wiz Solucoes e Corretagem de Seguros SA	23,700	49,865
Total Brazil		353,120

CHILE — 1.4%
Aguas Andinas SA Class A	84,443	48,623
CAP SA	1,310	14,966
Enel Chile SA	119,374	12,029
Total Chile		75,618

The accompanying notes are an integral part of the financial statements.
1

Gallery Trust	Rothko Emerging Markets Equity Fund April 30, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
CHINA — 27.5%
361 Degrees International Ltd	46,000	$10,144
Agricultural Bank of China Ltd Class H	28,000	12,921
Anhui Expressway Co Ltd Class H	22,000	14,863
Bank of China Ltd Class H	28,000	13,349
Beijing Enterprises Water Group Ltd	26,000	16,141
Beijing Jingneng Clean Energy Co Ltd Class H	234,000	46,831
China Communications Services Corp Ltd Class H	24,000	19,335
China Construction Bank Corp Class H	15,000	13,251
China Dongxiang Group Co Ltd	299,000	44,213
China Everbright Ltd	4,000	7,281
China Galaxy Securities Co Ltd Class H	24,000	15,695
China Lilang Ltd	12,000	12,513
China Merchants Port Holdings Co Ltd	6,000	12,115
China Mobile Ltd	1,500	14,293
China Pioneer Pharma Holdings Ltd *	106,000	12,837
China Power Clean Energy Development Co Ltd	32,500	22,164
China Sanjiang Fine Chemicals Co Ltd	188,000	49,129
China Suntien Green Energy Corp Ltd Class H	51,000	14,693
Chongqing Machinery & Electric Co Ltd Class H	156,000	14,715
Chu Kong Shipping Enterprises Group Co Ltd	62,000	14,147
COSCO Shipping International Hong Kong Co Ltd	38,000	13,224
CPMC Holdings Ltd	28,000	11,814
Dongfeng Motor Group Co Ltd Class H	14,000	13,581
Fufeng Group Ltd	27,000	14,283
Great Wall Motor Co Ltd Class H	15,500	12,586
Greatview Aseptic Packaging Co Ltd	33,000	20,066
Guangdong Investment Ltd	10,000	18,738
Guangzhou R&F Properties Co Ltd	32,000	63,553
Guorui Properties Ltd	183,000	38,490
Hengan International Group Co Ltd	1,500	13,222
Hisense Home Appliances Group Co Ltd Class H	26,000	35,529
Huabao International Holdings Ltd	89,000	41,750
Industrial & Commercial Bank of China Ltd Class H	19,000	14,265

The accompanying notes are an integral part of the financial statements.
2

Gallery Trust	Rothko Emerging Markets Equity Fund April 30, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
CHINA — continued
Jiangsu Expressway Co Ltd Class H	12,000	$17,071
Kingboard Holdings Ltd	13,500	43,969
Kingboard Laminates Holdings Ltd	57,500	60,322
Lee & Man Paper Manufacturing Ltd	15,000	12,161
Lenovo Group Ltd	120,000	111,207
Qingling Motors Co Ltd Class H	178,000	53,322
Seaspan Corp Class A	3,654	37,052
Shanghai Industrial Holdings Ltd	7,000	16,455
Sichuan Expressway Co Ltd Class H	46,000	15,363
Sihuan Pharmaceutical Holdings Group Ltd	223,000	59,980
Sinopec Shanghai Petrochemical Co Ltd Class H	84,000	38,012
Texhong Textile Group Ltd	11,000	14,891
Wasion Holdings Ltd	82,000	41,811
Xingda International Holdings Ltd	136,000	43,167
Xinhua Winshare Publishing and Media Co Ltd Class H	72,000	55,252
Xinyi Solar Holdings Ltd	84,000	47,864
Xtep International Holdings Ltd	27,500	15,670
Yuexiu REIT	84,000	56,751
Yuexiu Transport Infrastructure Ltd	22,000	17,920
Yuzhou Properties Co Ltd	94,000	49,607
Zhejiang Expressway Co Ltd Class H	14,000	15,009
Total China		1,514,587

CZECH REPUBLIC — 0.3%
O2 Czech Republic AS	1,271	13,820
Total Czech Republic		13,820

INDIA — 4.7%
HDFC Bank Ltd ADR	591	67,758
ICICI Bank Ltd ADR	6,688	76,578
Infosys Ltd ADR	6,636	71,403
Mahindra & Mahindra Ltd GDR	4,501	41,759
Total India		257,498

The accompanying notes are an integral part of the financial statements.
3

Gallery Trust	Rothko Emerging Markets Equity Fund April 30, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
INDONESIA — 3.0%
Bank Pembangunan Daerah Jawa Timur Tbk PT Class B	1,179,200	$56,271
Bukit Asam Tbk PT	236,400	65,694
Tunas Baru Lampung Tbk PT	432,900	25,670
Waskita Beton Precast Tbk PT	571,100	17,634
Total Indonesia		165,269

MALAYSIA — 3.3%
AirAsia Group Bhd	58,700	38,760
Alliance Bank Malaysia Group Bhd	14,100	13,846
CIMB Group Holdings Bhd	8,706	11,097
Gas Malaysia Bhd	20,700	14,369
Inari Amertron Bhd	32,300	13,515
Lingkaran Trans Kota Holdings Bhd	10,300	10,712
Malaysian Pacific Industries Bhd	7,400	17,540
OSK Holdings Bhd	78,000	18,583
Petronas Chemicals Group Bhd	7,100	15,455
Syarikat Takaful Malaysia Keluarga Bhd	18,300	26,867
Total Malaysia		180,744

MEXICO — 3.9%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander et Mexico Class B	35,366	59,378
Bolsa Mexicana de Valores SAB de CV	8,851	18,218
Concentradora Fibra Danhos SA de CV REIT	17,324	25,386
Concentradora Hipotecaria SAPI de CV REIT	50,495	46,612
Gentera SAB de CV	19,052	17,416
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,463	14,825
Grupo Financiero Banorte SAB de CV Class O	2,510	15,904
Wal-Mart de Mexico SAB de CV	5,824	17,112
Total Mexico		214,851

The accompanying notes are an integral part of the financial statements.
4

Gallery Trust	Rothko Emerging Markets Equity Fund April 30, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
PHILIPPINES — 1.8%
Globe Telecom Inc	1,975	$67,460
Manila Electric Co	4,520	33,393
Total Philippines		100,853

POLAND — 1.8%
Asseco Poland SA	4,355	60,400
Budimex SA	312	12,034
Polskie Gornictwo Naftowe i Gazownictwo SA	16,538	25,101
Total Poland		97,535

QATAR — 0.9%
Al Meera Consumer Goods Co QSC	1,225	48,115
Total Qatar		48,115

SOUTH AFRICA — 8.6%
Absa Group Ltd	4,033	46,309
AECI Ltd	1,654	11,080
Assore Ltd	2,228	57,845
Astral Foods Ltd	609	7,748
AVI Ltd Class Y	5,415	34,803
EOH Holdings Ltd *	11,717	16,726
FirstRand Ltd	3,157	14,988
Foschini Group Ltd	916	11,831
Investec Ltd	1,812	11,571
JSE Ltd	986	9,559
Liberty Holdings Ltd	5,559	40,221
Metair Investments Ltd	9,296	15,252
Nedbank Group Ltd	645	11,996
Peregrine Holdings Ltd	28,763	38,948
RMB Holdings Ltd	2,463	14,373
Sanlam Ltd	2,364	12,642
Spar Group Ltd	860	11,663

The accompanying notes are an integral part of the financial statements.
5

Gallery Trust	Rothko Emerging Markets Equity Fund April 30, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
SOUTH AFRICA — continued
Telkom SA SOC Ltd	12,408	$73,547
Truworths International Ltd	1,893	10,003
Tsogo Sun Holdings Ltd	8,611	12,954
Woolworths Holdings Ltd	2,930	9,772
Total South Africa		473,831

SOUTH KOREA — 12.0%
Cheil Worldwide Inc	3,239	70,567
Daekyo Co Ltd	2,109	11,139
DB Insurance Co Ltd	262	15,341
GS Home Shopping Inc	93	13,630
Hana Financial Group Inc	344	10,837
Huchems Fine Chemical Corp	2,335	43,777
Hyosung Advanced Materials Corp *	25	2,771
Hyosung Chemical Corp	18	2,126
Hyosung Corp	378	24,302
Hyosung Heavy Industries Corp *	53	1,806
Hyosung TNC Co Ltd	24	3,411
Hyundai Marine & Fire Insurance Co Ltd	1,626	53,242
Kangwon Land Inc	558	16,241
KB Financial Group Inc	270	10,678
Korea Autoglass Corp	1,619	27,719
KT&G Corp	624	54,486
Kyobo Securities Co Ltd	1,644	14,636
Lotte Food Co Ltd	23	12,404
Meritz Fire & Marine Insurance Co Ltd	2,965	60,409
Mirae Asset Life Insurance Co Ltd	3,026	13,729
Poongsan Holdings Corp	342	11,930
Samsung Fire & Marine Insurance Co Ltd	61	15,875
Seah Besteel Corp	639	10,749
SFA Engineering Corp	496	17,812
Shinhan Financial Group Co Ltd	352	13,289
SK Telecom Co Ltd	273	57,841

The accompanying notes are an integral part of the financial statements.
6

Gallery Trust	Rothko Emerging Markets Equity Fund April 30, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
SOUTH KOREA — continued
Tongyang Life Insurance Co Ltd	7,260	$28,185
Woonglin Coway Co Ltd	182	13,679
Woori Financial Group	2,166	25,681
Total South Korea		658,292

TAIWAN — 19.1%
Cayman Engley Industrial Co Ltd	3,000	11,893
Charoen Pokphand Enterprise Co Ltd	22,000	41,792
Chunghwa Telecom Co Ltd	5,000	17,961
First Financial Holding Co Ltd	82,000	58,513
Flytech Technology Co Ltd	11,000	27,873
Getac Technology Corp	40,000	60,128
Hiroca Holdings Ltd	4,000	9,683
Inventec Corp	74,000	59,390
Lien Hwa Industrial Corp	49,000	53,755
Merry Electronics Co Ltd	12,193	70,236
Mitac Holdings Corp	59,000	61,097
Namchow Holdings Co Ltd	21,000	36,222
Pegatron Corp	25,000	47,167
Quanta Computer Inc	31,000	59,390
Rechi Precision Co Ltd	40,000	33,462
San Fang Chemical Industry Co Ltd	14,000	10,760
Senao International Co Ltd	21,000	24,193
Sitronix Technology Corp	10,000	41,099
Supreme Electronics Co Ltd	43,000	42,859
Systex Corp	21,000	46,144
Taiwan Mobile Co Ltd	16,000	58,509
Taiwan Styrene Monomer Corp	42,000	33,980
TXC Corp	25,000	29,125
TYC Brother Industrial Co Ltd	15,000	13,251
United Integrated Services Co Ltd	16,000	71,195
Zeng Hsing Industrial Co Ltd	6,000	29,222
Total Taiwan		1,048,899

The accompanying notes are an integral part of the financial statements.
7

Gallery Trust	Rothko Emerging Markets Equity Fund April 30, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
THAILAND — 2.4%
Bangchak Corp PCL Foreign	47,100	$47,948
Siamgas & Petrochemicals PCL Foreign	168,200	54,794
Thai Vegetable Oil PCL Foreign	36,600	30,954
Total Thailand		133,696

TURKEY — 0.8%
Borusan Mannesmann Boru Sanayi ve Ticaret AS	5,673	8,756
Petkim Petrokimya Holding AS *	9,151	6,855
Soda Sanayii AS *	13,460	17,506
Tofas Turk Otomobil Fabrikasi AS	2,400	7,212
Turk Traktor ve Ziraat Makineleri AS *	1,362	6,336
Total Turkey		46,665

UNITED ARAB EMIRATES — 1.0%
Dubai Islamic Bank PJSC	38,793	54,602
Total United Arab Emirates		54,602

Total Common Stock
(Cost $4,975,053)		5,437,995
Total Value of Securities — 98.9%
(Cost $4,975,053)		$5,437,995

Percentages are based on Net Assets of $5,497,717.
*	Non-income producing security.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
Ltd — Limited
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.
8

Gallery Trust	Rothko Emerging Markets Equity Fund April 30, 2019 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$353,120	$—	$—	$353,120
Chile	75,618	—	—	75,618
China	1,514,587	—	—	1,514,587
Czech Republic	13,820	—	—	13,820
India	257,498	—	—	257,498
Indonesia	165,269	—	—	165,269
Malaysia	180,744	—	—	180,744
Mexico	214,851	—	—	214,851
Philippines	100,853	—	—	100,853
Poland	97,535	—	—	97,535
Qatar	48,115	—	—	48,115
South Africa	473,831	—	—	473,831
South Korea	658,292	—	—	658,292
Taiwan	1,048,899	—	—	1,048,899
Thailand	133,696	—	—	133,696
Turkey	46,665	—	—	46,665
United Arab Emirates	54,602	—	—	54,602
Total Common Stock	5,437,995	—	—	5,437,995
Total Investments in Securities	$5,437,995	$—	$—	$5,437,995

Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the end of the reporting period. As of April 30, 2019, there were no transfers from Level 1 to Level 2. For the period ended April 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities. For the period ended April 30, 2019, there were no Level 3 securities.
Amounts designated as “—” are $0 or have been rounded to $0.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.
9

Gallery Trust	April 30, 2019 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Rothko Emerging Markets Equity Fund
Assets:
Investments (Cost $4,975,053)	$5,437,995
Foreign currency (Cost $46,856)	46,283
Cash	20,629
Deferred offering costs	24,258
Dividends receivable	14,533
Receivable for Investment Adviser	5,580
Reclaims receivable	577
Prepaid expenses	1,769
Total assets	5,551,624

Liabilities:
Offering costs payable	38,166
Audit fees payable	10,252
Payable due to Administrator	457
Payable due to Trustees	6
Other accrued expenses	5,026
Total liabilities	53,907
Net assets	$5,497,717

Net assets consist of:
Paid-in capital	$5,007,700
Total distributable earnings	490,017
Net assets	$5,497,717

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	500,775
Net Asset Value, Offering and Redemption Price Per Share	$10.98

The accompanying notes are an integral part of the financial statements.
10

Gallery Trust	Period Ended April 30, 2019 (Unaudited)

STATEMENT OF OPERATIONS

Rothko Emerging Markets Equity Fund*
Investment income
Dividends	$72,383
Less: foreign taxes withheld	(8,419)
Total investment income	63,964
Expenses
Investment advisory fees	14,461
Deferred offering costs	13,908
Audit and tax	10,252
Dividend disbursing and transfer agent fees and expenses	9,687
Other	3,123
Custodian fees	2,215
Accounting and administration fees	2,198
Registration fees	204
Legal fees	192
Printing fees	177
Trustees’ fees and expenses	97
Total expenses	56,514
Less:
Investment advisory fees waived	(14,461)
Reimbursement from Investment Advisor	(24,346)
Net expenses	17,707
Net investment income	46,257
Net realized gain/(loss) on:
Investments	1
Foreign currency transactions	(10,930)
Net realized loss	(10,929)
Net unrealized appreciation/(depreciation) on:
Investments	462,942
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(553)
Net unrealized appreciation	462,389
Net realized and unrealized gain	451,460
Net increase in net assets resulting from operations	$497,717

*	Commenced Operations on December 18, 2018.

The accompanying notes are an integral part of the financial statements.
11

Gallery Trust	Rothko Emerging Markets Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

Period ended April 30, 2019* (Unaudited)
Operations:
Net investment income	$46,257
Net realized loss on investments and foreign currency transactions	(10,929)
Net unrealized appreciation on investments, foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	462,389
Net increase in net assets resulting from operations	497,717
Distributions	(7,700)
Capital share transactions(1):
Issued	5,000,000
Reinvestment of dividends	7,700
Net increase in net assets from capital share transactions	5,007,700
Total increase in net assets	5,497,717
Net assets:
Beginning of period	—
End of period	$5,497,717

*	Commenced operations on December 18, 2018.
(1)	See Note 9 – Share Transactions in Notes to Financial Statements.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
12

Gallery Trust	Rothko Emerging Markets Equity Fund

FINANCIAL HIGHLIGHTS
Selected per share data & ratios
for a share outstanding throughout the period

	Period ended April 30, 2019* (Unaudited)

Net asset value, beginning of period	$10.00
Income from operations:(1)
Net investment income	0.09
Net realized and unrealized gain on investments	0.91
Total gain from operations	1.00
Dividends and distributions from:
Net investment income	(0.02)
Total dividends and distributions	(0.02)
Net asset value, end of period	$10.98
Total return†	9.97%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$5,498
Ratio of expenses to average net assets (including waivers and reimbursements)	0.92	%††
Ratio of expenses to average net assets (excluding waivers and reimbursements)	2.94	%††
Ratio of net investment income to average net assets	2.40	%††
Portfolio turnover rate	0	%‡

*	Commenced operations December 18, 2018.
†
Total Return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

The accompanying notes are an integral part of the financial statements.
13

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization
Gallery Trust (the “Trust”), is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated August 25, 2015. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end investment management company with six funds. The financial statements herein are those of the Rothko Emerging Markets Equity Fund (the “Fund”). The Fund is classified as diversified, under the 1940 Act. The investment objective of the Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. Rothko Investment Strategies, a division of Mondrian Investment Partners Limited, a limited company organized under the laws of England and Wales in 1990, serves as the Fund’s investment adviser (the “Adviser”). The Adviser makes investment decisions for the Fund and reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The Fund commenced operations on December 18, 2018.
2.	Significant accounting policies
The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).
Use of estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of investments — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary

14

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Board”). The prices for foreign securities will be reported in local currency and converted to U.S. dollars using currency exchange rates.
Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred

15

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Fund’s Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.
The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund’s Administrator and requests that a meeting of the Committee be held.
If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in the corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1)

16

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.
Level 3 — Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
Fair value measurement classifications are summarized in the Fund’s Schedule of Investments.
For the period ended April 30, 2019, there have been no significant changes to the Fund’s fair valuation methodology.
Federal income taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986. Accordingly, no provision for Federal income taxes has been made in the financial statements.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

17

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

As of and during the period ended April 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2019, the Fund did not incur any interest or penalties.
Security transactions, dividend and investment income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, net of withholding taxes, if such information is obtained subsequent to the ex-dividend date.
Foreign currency translation — The book and record of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations.
Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
Dividends and distributions to shareholders — The Fund distributes its net investment income at least annually. Net realized capital gains, if any, are also distributed at least annually. All distributions are recorded on ex-dividend date.

18

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the fund based on the number of funds and/or relative daily net assets.
Offering Costs — During the period ended April 30, 2019, the Fund commenced operations and incurred offering costs in the amount of $38,166, which are being amortized to expense over a twelve month period. As of April 30, 2019, the Fund had $24,258 remaining to be amortized.
3.	Transactions with affiliates
Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.
A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.
4.	Administration, Custodian, Transfer Agent and Distribution Agreements
The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2019, the Fund paid $2,198 for these services. Expenses incurred under the agreements are shown on the Statement of Operations as “Accounting and administration fees”.
Brown Brothers Harriman & Co., (the “Custodian”) serves as the Fund’s Custodian pursuant to a custody agreement. Atlantic Shareholder Services, LLC (the “Transfer Agent”) serves as the Fund’s Transfer Agent pursuant to a transfer agency agreement.

19

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

5.	Investment Advisory Agreement
Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund.
The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine (collectively “excluded expenses”)) from exceeding 0.92% of the average daily net assets of the Fund until February 28, 2021 (the “Expense Limitation”). This agreement may be terminated: (i) by the Board of Trustees of the Fund for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2021.
6.	Investment transactions
The cost of purchases and proceeds from security sales other than long-term U.S. Government and short-term securities for the period ended April 30, 2019, are as follows:
	Purchases	Sales
Rothko Emerging Markets Equity Fund	$4,975,056	$—

7.	In-Kind transfer of securities
During the period ended April 30, 2019, there were no in-kind transactions.
8.	Federal tax information
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/(loss), accumulated net realized gain/(loss) or paid-in capital, as appropriate, in the period that the differences arise.

20

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to passive foreign investment companies and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2019, were as follows:
	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Rothko Emerging Markets Equity Fund	$4,975,053	$586,871	$(123,929)	$462,942

9.	Share transactions
The share transactions are shown below:
Rothko Emerging Markets Equity Fund
Period ended April 30, 2019* (Unaudited)
Shares transactions:
Issued	500,000
Reinvestment of dividends	775
Net increase in shares outstanding	500,775

*	Commenced operations on December 18, 2018.
10. Risks associated with financial instruments
As with all mutual funds, a shareholder of a Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value and ability to meet its investment objective. A more complete description of risks associated with each Fund is included in the prospectus.
Active management risk
The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by

21

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.
Equity risk
Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
Convertible securities risk
The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.
Large capitalization company risk
The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.
Preferred stock risk
Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.
Foreign company risk
Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located

22

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

in the U.S. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.
Emerging markets securities risk
The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.
Foreign currency risk
As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.
Depositary receipts risk
Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will

23

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.
Derivatives risk
The Fund’s use of forward contracts and participatory notes is subject to market risk, correlation risk, credit risk, valuation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is described below. The Fund’s use of forwards is also subject to leverage risk and hedging risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.
Liquidity risk
Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.

24

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Portfolio turnover risk
Due to its investment strategies, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.
Large purchase and redemption risk
Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.
Fixed income risk
Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity of a fixed income security, the more likely its value will decline when interest rates rise. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.
Foreign sovereign debt securities risk
The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.
Foreign government agencies risk
Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full

25

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency’s operations and financial condition are influenced by the foreign government’s economic and other policies.
Corporate fixed income securities risk
Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.
REITs Risk
REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.
Small- and Mid-Capitalization Company Risk
The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.
Rights and Warrants Risk
Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed

26

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.
Private Placements Risk
Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.
Geographic Focus Risk
To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.
MLPs Risk
MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors. The Fund’s investment in MLPs may result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the MLPs’ operating expenses, in addition to paying Fund expenses. MLP operating expenses are not reflected in the fee table and example in this prospectus.
New Fund Risk
Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under

27

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.
11. Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
12. Other
At April 30, 2019, the percentage of total shares outstanding held by a limited number of shareholders for the Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders was as follows:
	No. of Shareholders	% Ownership
Rothko Emerging Markets Equity Fund	1	100%

13. Regulatory matters
On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

28

Gallery Trust	April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (concluded)

14. New accounting pronouncement
In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.
15. Subsequent events
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2019.

29

Gallery Trust	April 30, 2019 (Unaudited)

DISCLOSURE OF FUND EXPENSES
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2018 to April 30, 2019.
The table on the next page illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

30

Gallery Trust	April 30, 2019 (Unaudited)

DISCLOSURE OF FUND EXPENSES (concluded)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Annualized Expense Ratios	Expenses Paid During Period
Rothko Emerging Markets Equity Fund(1)
Actual Fund Return	$1,000.00	$1,099.70	0.92%	$3.52	*
Hypothetical 5% Return	$1,000.00	$1,020.23	0.92%	$4.61	**

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 133/365 (to reflect the period from commencement to period end.)
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)
(1)	Commenced operations on December 18, 2018.

31

Gallery Trust	April 30, 2019 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Rothko Emerging Markets Equity Fund
Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of Gallery Trust (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
A Board meeting was held on December 6, 2018 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.
Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.
Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.
At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other

32

Gallery Trust	April 30, 2019 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (continued)

service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.
Nature, Extent and Quality of Services to be Provided by the Adviser
In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Fund.
The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.
Costs of Advisory Services
In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its

33

Gallery Trust	April 30, 2019 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (concluded)

willingness to enter into an expense limitation and fee waiver arrangement with the Fund.
Investment Performance, Profitability and Economies of Scale
Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.
Approval of the Agreement
Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

34

Gallery Trust

Fund information
Registered office	P.O. Box 588
Portland, ME 04112

Adviser	Rothko Investment Strategies, a division
of Mondrian Investment Partners Limited
10 Gresham Street, 5th Floor
London, England EC2V 7JD

Distributor	SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator	SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel	Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

Custodian	Brown Brothers Harriman & Co
40 Water Street
Boston, Massachusetts 02109

Transfer Agent	Atlantic Fund Services, LLC
Three Canal Plaza
Portland, ME 04101

Independent Registered	PricewaterhouseCoopers LLP
Public Accounting Firm	2001 Market Street
Philadelphia, PA 19103

35

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MON-SA-002-0200

Item 2.   Code of Ethics.

Not applicable for semi-annual report.
Item 3.   Audit Committee Financial Expert.
Not applicable for semi-annual report.
Item 4.   Principal Accountant Fees and Services.
Not applicable for semi-annual report.
Item 5.   Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6.   Schedule of Investments.
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.
Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8.   Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.
Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10.  Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11.  Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Items 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Items 13.  Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gallery Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: July 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: July 9, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO
Date: July 9, 2019